INTANGIBLE (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE
Schedule of goodwill and intangible assets with indefinite useful life

	December 31,	December 31,
	2022	2021
Facepa	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	3,405	3,216
	8,019,788	8,019,599

1)	Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

Summary of assumptions used in valuation of cash-generating units

Net average pulp price – Foreign market (US$/t)	668.6
Net average pulp price – Internal market (US$/t)	600.6
Average exchange rate (R$/US$)	5.19
Discount rate (pos-tax)	8.7% p.a.
Discount rate (pre-tax).	12.09% p.a

Schedule of intangible assets with determined useful life

		December 31,	December 31,
		2022	2021
Opening balance		8,014,740	8,741,949
Additions		90,499	285,278
Write-offs		(51)
Amortization		(966,796)	(973,516)
Transfers and others		34,791	(38,971)
Closing balance		7,173,183	8,014,740

Represented by	Average rate %
Non-competition agreements	5.00 and 46.10	5,128	5,394
Port concessions (1)	4.30	554,832	199,658
Lease agreements	16.90	14,374	21,873
Supplier agreements	12.90	55,554	70,368
Port service contracts	4.20	579,289	609,283
Cultivars	14.30	61,176	81,568
Trademarks and patents	10.00	10,935	14,071
Customer portfolio	9.10	5,746,860	6,567,840
Supplier agreements	17.60	21,427	31,993
Software	20.00	113,946	121,312
Others (1)	3.72	9,662	291,380
		7,173,183	8,014,740